RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS	13.RELATED PARTY TRANSACTIONS: The were no related party transaction during the year ended December 31, 2025.